Business Combinations (Tables) - Business combinations	12 Months Ended
Dec. 31, 2020
Business Combinations
Schedule of direct/indirect interest in subsidaries
December 31, 2020
Interest (%)
Livraria Livro Fácil Ltda. (“Livro Fácil”)	100%
A & R Comercio e Serviços de Informática Ltda. (“Pluri”)	100%
Mind Makers Editora Educacional (“Mind Makers”)	100%
Colégio Anglo São Paulo	100%
Meritt Informação Educacional Ltda (“Meritt”)	100%

Schedule of assets and liabilities acquired for business combination
	Pluri	Mind Makers	Meritt (v)	Total
Current assets
Cash and cash equivalents	1,820	528	894	3,242
Trade receivables	1,687	3,303	-	4,990
Inventories (iv)	15,338	-	-	15,338
Prepayments	695	62	-	757
Taxes recoverable	746	2	4	752
Other receivables	2,905	-	-	2,905
Total current assets	23,191	3,895	898	27,984

Non-current assets
Property, plant and equipment	122	89	-	211
Other intangible assets	1,340	-	-	1,340
Intangible assets - Customer Portfólio (iii)	4,625	-	-	4,625
Intangible assets - Trademarks (ii)	-	16,060	-	16,060
Total non-current assets	6,087	16,149	-	22,236

Total Assets	29,278	20,044	898	50,220

Current liabilities
Suppliers	10,205	26	-	10,231
Salaries and social contributions	190	120	2	312
Taxes payable	13	10	10	33
Income tax and social contribution payable	298	80	-	378
Contract liabilities and deferred income	322	267	-	589
Total current liabilities	11,028	503	12	11,543

Non-current liabilities
Bonds and Financing	-	998	-	998
Other liabilities	364	-	-	364
Total non-current liabilities	364	998	-	1,362

Total liabilities	11,392	1,501	12	12,905

Net assets (A)	17,886	18,543	886	37,315
Total of Consideration transferred (B)	27,706	23,621	7,530	58,857
Goodwill (B – A) (i)	9,820	5,078	6,644	21,542

(i) Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.

(ii) Trademark-related intangible asset’s fair value was obtained based on: net revenue was estimated taking into account the contractual customer relationships existing on the acquisition date; royalty fees of 7.2% were used based on the market rates of companies with similar activities as the Company, which represents a market rate; finally, the discount rate (Weighted Averaged Cost of Capital (“WACC”)) used was 0.22% p.a.

(iii) The following assumptions were used to determine the customer portfolios: an average contract termination period of eight years and seven months; a nominal discount rate of 12.6% p.a. was used, which is equivalent to the WACC plus an additional risk premium of 0.07.

(iv) Market comparison technique: The fair value is determined based on the estimated selling price in the ordinary course of the Company’s business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.

(v) Fair values measured on a provisional basis – The fair value of Meritt’s intangible assets (patented technology and customer relationships) has been measured provisionally, pending completion of an independent valuation.